Shareholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Shareholders' equity

22. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common shares and preferred shares. As at December 31, 2025, the share capital comprised 206,531,806 common shares with no par value and nil preferred shares.

	Number of common shares	Share capital
Balance at December 31, 2023	201,353,962	$1,749,180
Exercise of stock options	473,081	(163)
NCIB purchase of common shares and ASPP	(615,200)	(4,676)
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	204,634	(1,253)
Shares issued to Orogen shareholders	5,633,629	125,311
NCIB purchase of common shares and ASPP	(518,300)	(3,576)
Balance at December 31, 2025	206,531,806	$1,864,823

In November 2025, Triple Flag received approval from the TSX to renew its NCIB. Under the NCIB, the Company may acquire up to 10,328,075 (2024 NCIB: 10,071,642) of its common shares from time to time in accordance with the rules and procedures of the TSX. Repurchases under the NCIB are authorized until November 16, 2026. Daily purchases will be limited to 43,278 common shares, representing 25% of the average daily trading volume of the common shares on the TSX for the period from May 1, 2025 to October 31, 2025, except where purchases are made in accordance with the “block purchase exemption” of the TSX rules. All common shares that are repurchased by the Company under the NCIB will be cancelled.

For the year ended December 31, 2025, the Company purchased 518,300 (2024: 615,200) of its common shares under the NCIB for $9.0 million (2024: $8.9 million), of which $4.5 million (2024: $5.3 million) was share capital.

In connection with the NCIB, the Company established an ASPP with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase of common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods. The Company accrued $8.0 million (2024: $8.0 million) for share repurchases under the ASPP during the self-imposed blackout periods over the reporting period.

Dividends

In 2025, the Company declared and paid dividends totaling $45.8 million ($0.0550 per share in the first and second quarter, and $0.0575 per share in the third and fourth quarter). For the year ended December 31, 2024, the Company declared and paid dividends totaling $43.3 million ($0.0525 per share in the first and second quarter, and $0.0550 per share in the third and fourth quarter). For the year ended December 31, 2025, no common shares were issued from treasury for participation in the Dividend Reinvestment Plan (2024: nil).